Capital Stock - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 28, 2013	Dec. 31, 2012	Dec. 31, 2012 Share Repurchase Program [Member]	Dec. 31, 2012 Anti Dilution Program [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Common stock, shares authorized		500,000,000
Common stock, par value		$ 0.01
Common stock, shares outstanding		119,372,047
Treasury stock, shares		4,668
Preferred stock, shares authorized		250,000,000			500,000
Preferred stock, par value		$ 0.01
Preferred stock, shares issued					0
Preferred stock, shares outstanding					0
Number of shares repurchased	2,950,828		3,300,000	2,300,000
Average cost of shares repurchased			$ 49.94	$ 44.48
Value of capital stock repurchased	$ 200,000,000		$ 166,000,000	$ 102,000,000
Stock Repurchase Program Authorized Amount			$ 1,000,000,000